Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 12,628,314	$ 410,944	$ 8,454,783
Work in process	8,821,890	287,078	7,950,743
Raw materials	61,672,903	2,006,928	46,978,647
Supplies	3,344,968	108,850	3,339,042
Raw materials and supplies in transit	869,400	28,292	1,109,766
Inventories	$ 87,337,475	$ 2,842,092	$ 67,832,981